STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues:
Products	$ 3,688	$ 3,154	$ 7,443	$ 7,359	$ 14,049
Services	4,336	3,908	8,265	6,861	14,624
Total revenues	8,024	7,062	15,708	14,220	28,673
Cost of revenues:
Products	283	246	512	755	1,670
Services	2,773	2,620	5,396	4,813	9,514
Total cost of revenues	3,056	2,866	5,908	5,568	11,184
Gross profit	4,968	4,196	9,800	8,652	17,489
Operating costs and expenses:
Research and development, net	649	490	1,337	981	1,976
Selling and marketing	2,163	1,748	4,240	3,477	7,748
General and administrative	1,260	991	2,884	2,213	4,383
Total operating costs and expenses	4,072	3,229	8,461	6,671	14,107
Operating income	896	967	1,339	1,981	3,382
Financial expenses, net	(97)	(408)	(17)	(684)	(911)
Other income, net					4
Income from continuing operations before taxes on income	799	559	1,322	1,297	2,475
Income tax expense (benefit)	(53)	2	(16)	3	125
Net income	852	557	1,338	1,294	2,350
Net earnings per share, (Note 4):
Basic	$ 0.07	$ 0.06	$ 0.12	$ 0.14	$ 0.23
Diluted	$ 0.07	$ 0.05	$ 0.11	$ 0.12	$ 0.21
Comprehensive income	$ 419	$ 704	$ 1,070	$ 1,804	$ 2,075